                          DELAWARE GROUP TAX-FREE FUND

                     Delaware Tax-Free USA Intermediate Fund
                                  (the "Fund")

           Supplement to the Fund's Prospectus dated December 29, 2006

On August 16-17,  2006,  the Board of Trustees of Delaware  Group  Tax-Free Fund
approved  certain  changes to the  Delaware  Tax-Free  USA  Intermediate  Fund's
investment strategies and policies. These changes become effective 60 days after the date of this  Supplement.  Until  then,  the  disclosure  contained  in this
Supplement  replaces  the  disclosure  in the Fund's  current  Prospectus  dated
December 29, 2006.

The following,  which is applicable to the Fund only,  replaces the  "Tax-exempt obligations,"  "Inverse  floaters,"  "High yield,  high risk  municipal  bonds,"
"Options,"  "Futures  Contracts,"  and  "Interest  rate  swaps  and  index  swap agreements"  disclosures  in the section  entitled  "The  securities we typically invest in" in the Fund's Prospectus:

------------------------------------- --------------------------------
             Securities                       How we use them
------------------------------------- --------------------------------
                                           Delaware Tax-Free USA
                                             Intermediate Fund
------------------------------------- --------------------------------
Tax-exempt obligations: Commonly      Under normal conditions, we
known as municipal bonds. These are   will invest at least 90% of
debt obligations issued by or for a   Delaware Tax-Free USA
state or territory, its agencies or   Intermediate Fund's assets in
instrumentalities, municipalities     tax-exempt debt obligations
or other political sub-divisions.     rated in the top four quality
The interest on these debt            grades by Standard & Poor's
obligations can generally be          ("S&P") or another nationally
excluded from federal income tax,     recognized statistical rating
as well as personal income tax in     organization ("NRSRO"), or in
the state where the bond is issued.   unrated tax-exempt obligations
Determination of a bond's             if, in the Manager's opinion,
tax-exempt status is based on the     they are equivalent in quality
opinion of the bond issuer's legal    to the top four quality
counsel.                              grades. These bonds may
                                      include general obligation
                                      bonds and revenue bonds.
------------------------------------- --------------------------------
Inverse floaters: Inverse floaters    We may invest up to 10% of
are instruments with floating or      Delaware Tax-Free USA Intermediate
variable interest rates that move     Fund's net assets in inverse floaters.
in the opposite direction of
short-term interest rates.
Consequently, the market values of
inverse floaters will generally be
more volatile than other tax-exempt
investments.  These securities may
be considered to be derivative
securities.
------------------------------------- --------------------------------
             Securities                       How we use them
------------------------------------- --------------------------------
                                           Delaware Tax-Free USA
                                             Intermediate Fund
------------------------------------- --------------------------------
High yield, high risk municipal       We may invest up to 10% of
bonds: Municipal debt obligations     Delaware Tax-Free USA
rated lower than investment grade     Intermediate Fund's net assets
by an NRSRO or, if unrated, of        in high yield, high risk
comparable quality.  These            fixed-income securities.
securities are often referred to as
"junk bonds" and are considered to
be of poor standing and
predominately speculative.
------------------------------------- --------------------------------
Options: Options represent a right    We may invest in futures,
to buy or sell a security at an       options and closing
agreed upon price at a future date.   transactions related thereto.
The purchaser of an option may or     These activities will not be
may not choose to go through with     entered into for speculative
the transaction.                      purposes, but rather for
                                      hedging purposes and to
Certain options may be considered     facilitate the ability to
to be derivative securities.          quickly deploy into the market
                                      the Fund's cash, short-term
                                      debt securities and other
                                      money market instruments at
                                      times when the Fund's assets
                                      are not fully invested.  We
                                      may only enter into these
                                      transactions for hedging
                                      purposes if it is consistent
                                      with the Fund's investment
                                      objective and policies.

                                      We may invest up to an
                                      aggregate of 10% of the
                                      Delaware Tax-Free USA
                                      Intermediate Fund's net assets
                                      in futures, options and swaps
                                      as long as the Fund's
                                      investment in these securities
                                      when aggregated with other
                                      taxable investments and
                                      securities rated below
                                      investment grade does not
                                      exceed 10% of the Fund's total
                                      assets.

                                      Use of these strategies can
                                      increase the operating costs
                                      of the Fund and can lead to
                                      loss of principal.
------------------------------------- --------------------------------
Futures contracts: Futures contacts   We may invest in futures,
are agreements for the purchase or    options and closing
sale of securities (or index of       transactions related thereto.
securities) at a specified price,     These activities will not be
on a specified date.  Unlike an       entered into for speculative
option, a futures contract must be    purposes, but rather for
executed unless it is sold before     hedging purposes and to
the settlement date.                  facilitate the ability to
                                      quickly deploy into the market
Certain futures and options on        the Fund's cash, short-term
futures may be considered to be       debt securities and other
derivative securities.                money market instruments at
                                      times when the Fund's assets
                                      are not fully invested.  We
                                      may only enter into these
                                      transactions for hedging
                                      purposes if it is consistent

                                       2

------------------------------------- --------------------------------
             Securities                       How we use them
------------------------------------- --------------------------------
                                           Delaware Tax-Free USA
                                             Intermediate Fund
------------------------------------- --------------------------------
                                      with the Fund's investment
                                      objective and policies.

                                      We may invest up to an
                                      aggregate of 10% of the
                                      Delaware Tax-Free USA
                                      Intermediate Fund's net assets
                                      in futures, options and swaps
                                      as long as the Fund's
                                      investment in these securities
                                      when aggregated with other
                                      taxable instruments and
                                      securities rated below
                                      investment grade does not
                                      exceed 10% of the Fund's total
                                      net assets.

                                      At times when we anticipate
                                      adverse conditions, we may
                                      want to protect gains on
                                      securities without actually
                                      selling them.  We might use
                                      futures or options on futures
                                      to neutralize the effect of
                                      any price declines, without
                                      selling a bond or bonds.

                                      Use of these strategies can
                                      increase the operating costs
                                      of the Fund and can lead to
                                      loss of principal.
------------------------------------- --------------------------------
Interest rate swaps and index swap    We may use interest rate swaps
agreements:  In an interest rate      to adjust the Fund's
swap, a fund receives payment from    sensitivity to interest rates
another party based on a floating     by changing its duration.  We
interest rate in return for making    may also use interest rate
payments based on a fixed income      swaps to hedge against changes
rate.  An interest rate swap can      in interest rates.  We may use
also work in reverse, with a fund     index swaps to gain exposure
receiving payments based on a fixed   to markets that the Fund
interest rate and making payments     invests in and may also use
based on a floating interest rate.    index swaps as a substitute
In an index swap, a fund receives     for futures, options or
gains or incurs losses based on the   forward contracts if such
total return of an index, in          contracts are not directly
exchange for making fixed or          available to the Fund on
floating interest rate payments to    favorable terms.
another party.
                                      We may invest up to an
                                      aggregate of 10% of the
                                      Delaware Tax-Free USA
                                      Intermediate Fund's net assets
                                      in futures, options and swaps
                                      as long as the Fund's
                                      investment in these securities
                                      when aggregated with other
                                      taxable instruments and
                                      securities rated below
                                      investment grade does not
                                      exceed 10% of the Fund's total
                                      net assets.

                                      Use of these strategies can
                                      increase the operating costs
                                      of the Fund and can lead to
                                      loss of principal.

                                       3

Please see the  Statement  of  Additional  Information  ("SAI")  for  additional descriptions of the securities listed in the table above.

Please keep this Supplement for future reference.

This Supplement is dated January 3, 2007.

                          DELAWARE GROUP TAX-FREE FUND

                     Delaware Tax-Free USA Intermediate Fund
                     (the "Fund" or the "Intermediate Fund")

Supplement to Statement of Additional Information ("SAI")dated January 3, 2007

On August 16-17,  2006,  the Board of Trustees of Delaware  Group  Tax-Free Fund
approved  certain  changes to the  Delaware  Tax-Free  USA  Intermediate  Fund's
investment strategies and policies. These changes become effective 60 days after the date of this Supplement.  Until then, the following  disclosure replaces the disclosure in the current SAI dated January 3, 2007.

The  following  replaces  the  information  regarding  Inverse  Floaters  in the
"Investment Objectives and Policies" section of the Fund's SAI:

Inverse Floaters
Each Fund may invest in inverse floaters.  USA Fund and National High-Yield Fund may invest up to 25% of each  Fund's net  assets in  inverse  floaters  when the underlying bond is tax-exempt. Intermediate Fund may invest up to 10% of its net assets in  inverse  floaters.  Otherwise,  each  Fund's  investments  in taxable instruments  and securities  rated below  investment  grade (other than National
High-Yield  Fund),  including  inverse floaters on taxable bonds, are limited to
20% (10% for Intermediate  Fund) of the Fund's net assets.  Inverse floaters are instruments  with floating or variable  interest rates that move in the opposite direction  to  short-term  interest  rates  or  interest  rate  indices.

Certain  expenses of an inverse floater program will be deemed to be expenses of a Fund. Where the Fund has transferred its own municipal bonds to the trust that issues the inverse  floater.  To the extent that income from the inverse floater offsets these expenses,  the additional  income will have a positive effect on a
Fund's performance.  Conversely, to the extent that these expenses exceed income earned from the trust  collateral,  the shortfall will have a negative effect on performance.  Typically,  the Funds invest in inverse  floaters  that permit the holder of the inverse floater to terminate the program in the event the fees and interest  expense exceed income earned by the municipal bonds held by the trust.
Inverse floaters may be more volatile than other tax-exempt investments.

The following  replaces the first  paragraph  under the "Interest Rate and Index
Swaps" caption found in the "Investment  Objectives and Policies" section of the
Fund's SAI:

Each Fund may invest in interest  rate and index swaps to the extent  consistent with its respective investment  objectives and strategies.  A Fund will invest in interest rate swaps to adjust its  sensitivity  to interest rates by changing its duration,  to hedge against changes in interest rates or to gain exposure to markets  in which  the Fund  invests.  A Fund  may  also  use  index  swaps as a substitute for futures,  options or forward  contracts if such contracts are not available to the Fund on favorable terms. USA Fund and National  High-Yield Fund may invest up to an aggregate of 20%, and Intermediate  Fund may invest up to an aggregate of 10%, of the Fund's net assets in futures, options and swaps as long as each  Fund's  investments  in these  securities  when  aggregated  with other taxable  investments and securities that are rated below investment grade (other than National  High-Yield Fund) do not exceed 20% (10% for Intermediate Fund) of the Fund's total net assets.

The following  replaces the second  paragraph  under the "Options on Securities"
caption found in the "Investment  Objectives and Policies" section of the Fund's
SAI:

USA Fund and National  High-Yield Fund may invest up to an aggregate of 20%, and
Intermediate Fund may invest up to an aggregate of 10%, of the Fund's net assets in  futures,  options  and  swaps as long as each  Fund's  investments  in these securities when aggregated with other taxable  investments and securities  rated below investment  grade (other than National  High-Yield Fund) do not exceed 20%
(10% for Intermediate Fund) of the Fund's total net assets.

The  following  replaces the first  paragraph  under the "Futures  Contracts and
Options on Futures  Contracts"  caption found in the "Investment  Objectives and
Policies" section of the Fund's SAI:

The Funds may enter into contracts for the purchase or sale for future  delivery of securities or contracts  based on financial  indices,  including any index of securities in which the Fund may invest ("futures contracts"),  and may purchase and write put and call  options to buy or sell  futures  contracts  ("options on futures  contracts").  USA Fund and National High-Yield Fund may invest up to an aggregate of 20%, and Intermediate Fund may invest up to an aggregate of 10%, of the Fund's  net  assets in  futures,  options  and swaps as long as each  Fund's investments in these  securities when aggregated with other taxable  investments and  securities  rated below  investment  grade (other than National  High-Yield
Fund) do not exceed  20% (10% for  Intermediate  Fund) of the  Fund's  total net assets.  A "sale" of a futures  contract means the  acquisition of a contractual obligation to deliver the  securities  called for by the contract at a specified price on a  specified  date.  The  purchaser  of a futures  contract on an index agrees to take or make  delivery  of an amount of cash  equal to the  difference between a specified  dollar multiple of the value of the index on the expiration date of the  contract  ("current  contract  value")  and the  price at which the contract was originally  struck.  Options on futures  contracts to be written or purchased by a Fund will be traded on or subject to the rules of the  particular
futures  exchange   designated  by  the  Commodity  Futures  Trading  Commission
("CFTC").  The  successful  use of such  instruments  draws  upon the  Manager's experience  with  respect  to such  instruments  and  usually  depends  upon the
Manager's ability to forecast interest rate movements correctly. Should interest rates move in an  unexpected  manner,  the Fund may not achieve the  anticipated benefits of futures  contracts  or options on futures  contracts  or may realize losses and would thus be in a worse  position  than if such  strategies  had not been used.  In  addition,  the  correlation  between  movements  in the price of futures contracts or options on futures contracts and movements in the prices of the securities hedged or used for cover will not be perfect.

Please keep this Supplement for future reference.

This Supplement is dated January 3, 2007.